Fixed Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,012	¥ 26,104	¥ 21,874
Accumulated depreciation and impairment	(2,095)	(13,629)	(10,580)
Fixed assets, net	1,917	12,475	11,294
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,821	18,354	15,193
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	615	4,003	3,247
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	301	1,956	1,772
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	12	80	45
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	106	690	546
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	52	341	316
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 105	¥ 680	¥ 755